CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares
Short-term investments, available-for-sale debt securities current | ¥		¥ 1,328,342		¥ 82,991
Long-term investments, available-for-sale debt securities noncurrent | ¥	[1]	1,181,693		0
Accrued expenses and other current liabilities		228,753	$ 32,858	57,244
Amounts due to related parties		¥ 460	$ 66	¥ 35,338
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		0	0	464,374,998	464,374,998
Ordinary shares, shares issued		0	0	92,224,998	92,224,998
Ordinary shares, shares outstanding		0	0	92,224,998	92,224,998
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities | ¥		¥ 188,975		¥ 51,445
Amounts due to related parties | ¥		¥ 460		¥ 960
Series A convertible redeemable preferred shares
Series A convertible redeemable preferred shares, par value | $ / shares			$ 0.0001		$ 0.0001
Series A convertible redeemable preferred shares, shares authorized		0	0	35,625,002	35,625,002
Series A convertible redeemable preferred shares, shares issued		0	0	35,625,002	35,625,002
Series A convertible redeemable preferred shares, shares outstanding		0	0	35,625,002	35,625,002
Series A convertible redeemable preferred shares, liquidation value		¥ 0		¥ 578,709
Common Class A [Member]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		800,000,000	800,000,000	0	0
Ordinary shares, shares issued		86,210,060	86,210,060	0	0
Ordinary shares, shares outstanding		85,791,762	85,791,762	0	0
Common Class B [Member]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		100,000,000	100,000,000	0	0
Ordinary shares, shares issued		73,305,288	73,305,288	0	0
Ordinary shares, shares outstanding		73,305,288	73,305,288	0	0

[1]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments decribed in Note 2.